SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) - USD ($)										1 Months Ended												3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 18, 2015	Oct. 23, 2015	May. 11, 2015	Mar. 23, 2015	Sep. 12, 2014	Feb. 28, 2014	Feb. 06, 2013	Jan. 09, 2013	May. 11, 2011	Feb. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Jan. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Jul. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Class of Warrant or Rights, Granted	100,000	33,334	374,641		2,000																12,246	143,000			3,728,479	2,396,732
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 1.50
Warrants, Term of Warrants			5 years																							5 years
Class of Warrant or Right, Outstanding											7,078,685									5,113,990		7,221,685			7,078,685	5,113,990	2,717,258	2,717,258
Adjustments to Additional Paid in Capital, Other (in Dollars)																										$ 87,500
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)																										$ 52,800
Temporary Equity, Amortization Period																											1 year
Debt Conversion, Converted Instrument, Shares Issued																										26,000
Stock Issued During Period, Shares, New Issues	200,000	66,667			4,000																24,490	250,000			2,645,432	956,179
Proceeds from Issuance of Redeemable Preferred Stock (in Dollars)																						$ 0	$ 0		$ 450,000	$ 0
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)			$ 506,348								$ 285,157							$ 1,242,590		$ 0		283,857	1,242,590		285,157	0
Derivative Liability, Current (in Dollars)			$ 334,784								$ 1,621,199							$ 4,097,444		$ 0		$ 1,878,986	$ 4,097,444		1,621,199	0
Fair Value Assumptions, Expected Term																						2 years
Fair Value Assumptions, Risk Free Interest Rate																						0.23%
Fair Value Assumptions, Expected Dividend Rate																						0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate																						143.00%	141.00%
Conversion of Stock, Shares Issued										54,859	84,667	99,061	143,935	169,333	296,333	273,473	152,401	169,334	42,334	59,267
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)																						$ 11,938	$ 5,440,034		$ 0	0
Temporary Equity, Shares Outstanding											1,471											1,396			1,471
Dividends Payable, Current (in Dollars)											$ 340,291									$ 445,069		$ 367,287			$ 340,291	$ 445,069
Registration Payment Arrangement, Term																										the Company entered into a registration rights agreement with the purchasers pursuant to which the Company agreed to provide certain registration rights with respect to the common stock issuable upon conversion of Series C Preferred Stock and exercise of the warrants issued to holders of Series C Preferred Stock. Specifically, the Company agreed to file a registration statement with the Securities and Exchange Commission covering the resale of the common stock issuable upon conversion of the Series C Preferred Stock and exercise of the warrants on or before July 22, 2013 and to cause such registration statement to be declared effective by the Securities and Exchange Commission, in the event that the registration statement is not reviewed by the Securities and Exchange Commission, within five trading days after the Company is notified that registration statement is not being reviewed by the Securities and Exchange Commission, and by November 22, 2013 in the event that the registration statement is reviewed by the Securities and Exchange Commission and the Securities and Exchange Commission issues comments.If (i) the registration statement is not filed by July 22, 2013, (ii) the registration statement is not declared effective by the Securities and Exchange Commission within five trading days after the Company is notified that the registration statement is not being reviewed by the Securities and Exchange Commission, in the case of a no review, (iii) the registration statement is not declared effective by the Securities and Exchange Commission by November 22, 2013 in the case of a review by the Securities and Exchange Commission pursuant to which the Securities and Exchange Commission issues comments or (iv) the registration statement ceases to remain continuously effective for more than 20 consecutive calendar days or more than an aggregate of 45 calendar days during any 12-month period after its first effective date, then the Company is subject to liquidated damage payments to the holders of the shares sold in the private placement in an amount equal to 0.25% of the aggregate purchase price paid by such purchasers per month of delinquency.Notwithstanding the foregoing, (i) the maximum aggregate liquidated damages due under the registration rights agreement shall be 3% of the aggregate purchase price paid by the purchasers, and (ii) if any partial amount of liquidated damages remains unpaid for more than seven days, the Company shall pay interest of 18% per annum, accruing daily, on such unpaid amount.Pursuant to the registration rights agreement, the Company must maintain the effectiveness of the registration statement from the effective date until the date on which all securities registered under the registration statement have been sold, or are otherwise able to be sold pursuant to Rule 144 without volume or manner-of-sale restrictions, subject to the right to suspend or defer the use of the registration statement in certain events.
Registration Payment Arrangement, Accrual Carrying Value (in Dollars)											$ 0									$ 55,620		$ 0			$ 0	$ 55,620
Temporary Equity, Shares Issued											1,471											1,396			1,471
Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Temporary Equity, Shares Authorized								4,200			4,200									2,781					4,200	2,781
Preferred Stock, Dividend Rate, Percentage								9.00%
Temporary Equity, Par Value (in Dollars)								$ 1,000
Preferred Stock, Dividend Payment Terms								payable quarterly
Preferred Stock, Voting Rights								The holders of the Series C Preferred Stock vote together with the holders of our common stock on an as-converted basis, but may not vote the Series C Preferred Stock in excess of the beneficial ownership limitation of the Series C Preferred Stock. The beneficial ownership limitation is 4.99% of our then outstanding shares of common stock following such conversion or exercise, which may be increased to up to 9.99% of our then outstanding shares of common stock following such conversion or exercise upon the request of an individual holder.
Preferred Stock, Beneficial Ownership Limitation and Covenant, Description								The beneficial ownership limitation is determined on an individual holder basis, such that the as-converted number of shares of one holder is not included in the shares outstanding when calculating the limitation for a different holder. In addition, absent the approval of holders representing at least 67% of the outstanding shares of the Series C Preferred Stock, which holders must include Alpha Capital Anstalt, so long as Alpha Capital Anstalt holds not less than $100,000 of Series C Preferred Stock, we may not (i) increase the number of authorized shares of preferred stock, (ii) amend our charter documents, including the terms of the Series C Preferred Stock, in any manner adverse to the holders of the Series C Preferred Stock, including authorizing or creating any class of stock ranking senior to, or otherwise pari passu with, the shares of Series C Preferred Stock as to dividends, redemption or distribution of assets upon a liquidation, or (iii) perform certain covenants, including:● incur additional indebtedness; ● permit liens on assets; ● repay, repurchase or otherwise acquire more than a de minimis number of shares of capital stock; ● pay cash dividends to our stockholders; and ● engage in transactions with affiliates.
Convertible Preferred Stock, Terms of Conversion								Any holder of Series C Preferred Stock is entitled at any time to convert any whole or partial number of shares of Series C Preferred Stock into shares of our common stock at a price of $1.50 per share. The Series C Preferred Stock is subject to full ratchet anti-dilution price protection upon the issuance of equity or equity-linked securities at an effective common stock purchase price of less than $1.50 per share as well as other customary anti-dilution protection.In the event that(i) we fail to, or announce our intention not to, deliver common stock share certificates upon conversion of our Series C Preferred Stock prior to the seventh trading day after such shares are required to be delivered, (ii) we fail for any reason to pay in full the amount of cash due pursuant to our failure to deliver common stock share certificates upon conversion of our Series C Preferred Stock within five calendar days after notice therefor is delivered, (iii) we fail to have available a sufficient number of authorized and unreserved shares of common stock to issue upon a conversion of our Series C Preferred Stock, (iv) we fail to observe or perform any other covenant, agreement or warranty contained in, or otherwise commit any breach of our obligations under, the securities purchase agreement, the registration rights agreement, the certificate of designation or the warrants entered into pursuant to the private placement transaction for our Series C Preferred Stock, which failure or breach could have a material adverse effect, and such failure or breach is not cured within 30 calendar days after written notice was delivered, (v) we are party to a change of control transaction, (vi) we file for bankruptcy or a similar arrangement or are adjudicated insolvent, (vii) we are subject to a judgment, including an arbitration award against us, of greater than $100,000, and such judgment remains unvacated, unbonded or unstayed for a period of 45 calendar days,The holders of the Series C Preferred Stock are entitled, among other rights, to redeem their shares of Series C Preferred Stock at any time for greater than their stated value or increase the dividend rate on their shares of Series C Preferred Stock to 18%.
Temporary Equity, Redemption Price Per Share (in Dollars per share)								$ 1.50
Class of Warrant or Rights, Granted			374,641			3,721,518		1,330,627
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 1.50			$ 1.50		$ 2.61													$ 2.61
Warrants, Term of Warrants								5 years	5 years
Warrant, Description of Warrant								after six months from the issuance date, there is no effective registration statement registering the resale, or no current prospectus available for the resale, of the shares of common stock underlying the warrants, the warrants may be exercised by means of a “cashless exercise”.
Class of Warrant or Right, Outstanding																					2,138,800
Temporary Equity, Liquidation Preference (in Dollars)											$ 1,471,000									$ 2,711,000		$ 1,396,000			$ 1,471,000	$ 2,711,000	$ 2,781,000	$ 2,781,000
Stock Issued During Period, Shares, New Issues			450																					2,181
Proceeds from Issuance of Redeemable Preferred Stock (in Dollars)			$ 450,000																					$ 1,814,910
Fair Value Assumptions, Expected Volatility Rate																						144.00%
Conversion of Stock, Shares Issued				169,334							84,667	99,061	143,935	169,333	296,333	273,473	152,401	169,334	42,334						1,430,871
Conversion of Stock, Shares Converted				200						75	100	117	170	200	350	323	180	200	50	70					1,690
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)			$ 450,000
Temporary Equity, Shares Outstanding											1,471									2,711		1,396			1,471	2,711
Temporary Equity, Shares Issued											1,471									2,711		1,396			1,471	2,711
Dividend Declared [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Dividends Payable, Current (in Dollars)											$ 340,291									$ 445,069					$ 340,291	$ 445,069
Options Held [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Adjustments to Additional Paid in Capital, Other (in Dollars)																												1,303,671
Temporary Equity, Liquidation Preference (in Dollars)																											1,303,671	1,303,671
Warrant [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Derivative Liability, Current (in Dollars)											1,621,199							$ 4,097,444					4,097,444		1,621,199
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)																									(4,097,444)
Warrant [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)																												1,064,739
Temporary Equity, Liquidation Preference (in Dollars)																											1,064,739	1,064,739
Issuance Costs [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Temporary Equity, Liquidation Preference (in Dollars)																											$ 412,590	$ 412,590
Full-Ratchet Anti-Dilution Protection Provision [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								$ 1.50
Class of Warrant or Right, Outstanding								2,315,301
Embedded Derivative Financial Instruments [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)																		$ 1,242,590					$ 1,242,590
Derivative Liability, Current (in Dollars)											$ 285,157														$ 285,157
Fair Value Assumptions, Expected Term			2 years																						2 years
Fair Value Assumptions, Risk Free Interest Rate			0.25%																						1.01%
Fair Value Assumptions, Expected Dividend Rate			0.00%																				0.00%		0.00%
Fair Value Assumptions, Expected Volatility Rate			140.00%																				141.00%		147.00%
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)																									$ (1,242,590)
Embedded Derivative Financial Instruments [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Expected Term											2 years
Fair Value Assumptions, Expected Dividend Rate																									0.00%
Conversion of Stock, Shares Converted																			50
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity (in Dollars)																									$ 639,467
Bridge Loan [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued							600
Minimum [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Expected Term																						1 year	2 years 284 days
Fair Value Assumptions, Risk Free Interest Rate																						0.39%	0.56%
Minimum [Member] | Embedded Derivative Financial Instruments [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate																							0.56%
Minimum [Member] | Embedded Derivative Financial Instruments [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate																									0.23%
Fair Value Assumptions, Expected Volatility Rate																									139.00%
Maximum [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Expected Term																						2 years	3 years 6 months
Fair Value Assumptions, Risk Free Interest Rate																						1.01%	0.89%
Maximum [Member] | Embedded Derivative Financial Instruments [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate																							0.89%
Maximum [Member] | Embedded Derivative Financial Instruments [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate																									0.27%
Fair Value Assumptions, Expected Volatility Rate																									147.00%